CONTINGENCIES AND COMMITMENTS (Details) ¥ in Billions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2020 Customer
CONTINGENCIES
Number of customer filed lawsuits against the Group | Customer		1
Total investment | ¥	¥ 2.5